Share-Based Compensation - Restricted Shares (Details) - Restricted Stock - $ / shares	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021
Shares
Outstanding, beginning balance (in shares)		0
Granted (in shares)	5,000,000.0	5,025,000
Forfeited (in shares)		0
Vested (in shares)		(5,025,000)
Outstanding, ending balance (in shares)		0
Weighted-average fair value
Granted (in dollars per share)		$ 2.46
Forfeited (in dollars per share)		0
Vested (in dollars per share)		2.46
Outstanding, ending balance (in dollars per share)		$ 0